Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (8,770,044)	$ (354,111)	$ 4,077,371
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,398,862	1,702,331	1,936,061
Impairment of inventories	564,020	133,218	71,143
Provision for bad debts (Reversal of provision)	157,765	(116,846)	10,450
Loss (Gain) on disposal of property, plant and equipment	(88,241)	(1,949)
Changes in operating assets and liabilities:
Deferred tax assets	67,808	(106,103)	(68,194)
Accounts receivable	688,284	6,690,275	(1,388,981)
Prepayments, other receivables and other assets	(58,196)	(476,360)	(951,573)
Inventories	1,284,158	3,408,444	(633,043)
Prepaid tax	(264,989)		378,726
Right-of-use assets	(419,957)	777,309	840,151
Lease obligation	501,745	(683,205)	(740,604)
Accounts payable	250,488	(1,586,850)	1,384,898
Other payables and accrued liabilities	1,248,316	(226,444)	(1,188,273)
Tax payable	(6,352)	(342,621)	354,863
Related party balances – trade nature	(659,678)	(707,311)	(2,043,395)
Net Cash (Used in) Provided by Operating Activities	(4,106,011)	8,109,777	2,039,600
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(2,376,967)	(186,565)	(510,780)
Proceeds from disposal of property, plant and equipment	162,902		41,301
Purchase of intangible assets	(29,458)	(29,955)	(29,808)
Repayments from related parties			2,567,531
Net Cash (Used in) Provided by Investing Activities	(2,243,523)	(216,520)	2,068,244
Cash Flows from Financing Activities:
Net proceeds from issuance of ordinary shares		4,227,000
Repayment of bank borrowings	(22,049,203)	(18,662,822)	(27,289,939)
Proceeds from bank borrowings	14,188,856	16,235,091	26,425,399
Recapitalization - Dividends paid			(8,863,135)
Recapitalization – Dividends reinjected as additional paid-in capital			8,863,135
Repayment of loan to related company			(1,864,965)
Repayments to related parties			(2,855,605)
Net Cash Provided by (Used in) Financing Activities	(7,860,347)	1,799,269	(5,585,110)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(20,158)	(1,563,355)	(345,360)
Net (Decrease) Increase in Cash and Cash Equivalents	(14,230,038)	8,129,171	(1,822,626)
Cash, Cash Equivalents and Restricted Cash - Beginning of Year	27,576,622	19,447,451	21,270,077
Cash, Cash Equivalents and Restricted Cash - End of Year	13,346,584	27,576,622	19,447,451
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	(850,614)	(684,358)	(429,976)
Cash paid for income taxes	(593,569)	(614,026)	(516,793)
Supplemental significant non-cash financing activities:
Waiver of amounts due to shareholders			6,614,563
Recapitalization - transfer out of retained earnings			(6,973,182)
Recapitalization - transfer into additional paid in capital			6,973,182
Prepaid offering costs net off with additional paid-in capital		$ 515,952